SEGMENT INFORMATION - Schedule of geographic areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical information
Net revenues	$ 180,313	$ 109,715	$ 182,283
Long-lived assets	116,761	143,806
PRC
Geographical information
Net revenues	149,306	83,751	163,210
Long-lived assets	102,769	128,206
Singapore
Geographical information
Net revenues	31,007	25,964	$ 19,073
Long-lived assets	$ 13,992	$ 15,600